                              THE MFS SERIES TRUST
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000




                                            May 7, 1997



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: The MFS Series Trust (the "Trust") (File No. 33-64010) on behalf of MFS Aggressive Small Cap Equity Fund

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 8 (the "Amendment") to the Trust's Registration
Statement on Form N-1A.  The  Amendment  was filed  electronically  on April 30,
1997.

         Please call the undersigned or Annamarie  D'Angelo at (617) 954-5180 or
(800) 343-2829 with any questions you may have.

                                            Very truly yours,


                                            JAMES F. DESMARAIS
                                            James F. DesMarais
                                            Assistant Secretary Pro Tempore

JFD/bjn